7. RELATED PARTY TRANSACTIONS	9 Months Ended
Sep. 30, 2012
Related Party Transactions [Abstract]
7. RELATED PARTY TRANSACTIONS

7.      RELATED PARTY TRANSACTIONS

The Company leases an office building and equipment from an entity owned by related parties on a month-to-month basis.  Rent expense amounted to $96,539 and $96,448 for the years ended December 31, 2010 and 2011, respectively.  As of December 31, 2011, the Company owed such entity $72,336.

The Company maintains deposits and other accounts at a bank which is less than 5%-owned by related parties and where a stockholder is a member of the Board of Directors of the bank.

The Company owed $7,300,000 and $450,000 to existing common and preferred stockholders under senior secured convertible promissory notes and nonconvertible promissory notes at December 31, 2010 and 2011, respectively.  Interest in the amount of $650,301 and $10,781 has been accrued on these notes as of December 31, 2010 and 2011, respectively.  During 2011, there were additional borrowings of $1,500,000 from the Company’s existing common and preferred stockholders and repayments of $200,000 plus interest of $1,972.